Debt issued designated at fair value (Table)	6 Months Ended
Jun. 30, 2022
Entity [Table]
Disclosure Of Designated Financial Liabilities At Fair Value Through Profit Or Loss
USD m 30.6.22 31.3.22 31.12.21
Issued debt instruments
Equity-linked
1
39,629 44,252 47,059
Rates-linked 16,916 14,933 16,369
Credit-linked 2,147 1,951 1,723
Fixed-rate 5,411 3,727 2,868
Commodity-linked 4,640 3,995 2,911
Other 1,715 563 529
Total debt issued designated at fair value 70,457 69,421 71,460 of which: issued by UBS AG with original maturity greater than one year
2
56,308 55,739 57,967
1 Includes investment fund unit-linked instruments issued.

2 Based on original contractual

maturity without considering any

early redemption features.

As of 30 June

2022,

100
%

of the balance was unsecured
(31

March 2022:
100
%;

31 December 2021:
100%).